Cryptocurrencies - Schedule of Cryptocurrencies (Details)	Jun. 30, 2026 CNY (¥) USDT BNB othercrypto	Dec. 31, 2025 CNY (¥) BNB othercrypto
Schedule of Cryptocurrencies [Line Items]
Cost Basis	¥ 520,175,611	¥ 636,266,227
Fair Value	¥ 393,360,621	¥ 768,555,420
BNB [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity | BNB	103,357	126,662
Cost Basis	¥ 510,387,991	¥ 636,265,511
Fair Value	¥ 383,573,001	¥ 768,554,830
USDT [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity | USDT	1,437,052
Cost Basis	¥ 9,787,616
Fair Value	¥ 9,787,616
Other Cryptocurrency [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity | othercrypto	1	0
Cost Basis	¥ 4	¥ 716
Fair Value	¥ 4	¥ 590